INCOME TAX BENEFIT - Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax benefit at Bailiwick of Jersey/United Kingdom for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	25.00%	4.30%	0.00%
Change in valuation allowance	(6.53%)	(5.60%)	(10.40%)
Nondeductible Items
Goodwill impairment	(1.78%)	0.00%	0.00%
Non-deductible loss	(0.52%)	3.50%	(0.10%)
Other
Tax effect of eliminations	(7.86%)
Foreign Tax Effects
U.S./foreign tax rate differential		10.00%	15.90%
Withholding tax		(1.60%)	0.00%
State income tax benefit, net of federal benefit		1.70%	2.10%
Noncontrolling interest		(0.90%)	(1.80%)
True-Ups		(12.20%)	0.00%
Equity Compensation		0.50%	0.50%
Total income tax (benefit) expense	5.41%	(0.20%)	6.20%
Cayman Islands
Foreign Tax Effects
U.S./foreign tax rate differential	(0.50%)
United States
Foreign Tax Effects
U.S./foreign tax rate differential	(1.29%)
Withholding tax	(1.27%)
Other foreign jurisdictions
Foreign Tax Effects
U.S./foreign tax rate differential	0.16%